                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number:
                                              -------------------

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Capital Management, Inc.
Address:  7101 W. 78th Street
          Suite 201
          Minneapolis, MN 55439

Form 13F File Number: 28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew S. Wyatt
Title:  Chief Executive Officer
Phone:  (952) 229-8101

Signature, Place, and Date of Signing:

/s/ Andrew S. Wyatt             Minneapolis, Minnesota   February 10, 2010
----------------------------    ----------------------   -----------------
[Signature]                          [City, State]             [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F File Number    Name
--------------------    ----------------------
28-01190                Frank Russell Company

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  102
Form 13F Information Table Value Total:  $624,521
                                         (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                       VOTING AUTHORITY
                                                        VALUE           INV    OTHER --------------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) SHARES  DISC    MGR   SOLE  SHARED  NONE
--------------                -------------- --------- -------- ------ ------- ----- ------ ------ ------
ACE Ltd                        SHS           H0023R105   2588    51359 SOLE    NONE   24885         26474
ACE Ltd                        SHS           H0023R105   1088    21592 DEFINED NONE   21592
Adobe Sys Inc                  COM           00724F101  22989   625049 SOLE    NONE  293870        331179
Adobe Sys Inc                  COM           00724F101   9507   258473 DEFINED NONE  258473
Alliant Techsystems Inc        COM           018804104   2462    27887 SOLE    NONE   12788         15099
Alliant Techsystems Inc        COM           018804104    923    10458 DEFINED NONE   10458
Apollo Group Inc               CL A          037604105  11225   185296 SOLE    NONE   86241         99055
Apollo Group Inc               CL A          037604105   4650    76766 DEFINED NONE   76766
Apple Inc                      COM           037833100  27630   131035 SOLE    NONE   61462         69573
Apple Inc                      COM           037833100  11418    54150 DEFINED NONE   54150
ATS Med Inc                    COM           002083103     32    10000 SOLE    NONE                 10000
Bank of America Corporation    COM           060505104   6538   434163 SOLE    NONE  201218        232945
Bank of America Corporation    COM           060505104   2754   182900 DEFINED NONE  182900
Best Buy Inc                   COM           086516101   2415    61197 SOLE    NONE   28963         32234
Best Buy Inc                   COM           086516101    987    25022 DEFINED NONE   25022
Celgene Corp                   COM           151020104  14669   263460 SOLE    NONE  123952        139508
Celgene Corp                   COM           151020104   6075   109113 DEFINED NONE  109113
Coca Cola Co                   COM           191216100   3883    68121 SOLE    NONE   30938         37183
Coca Cola Co                   COM           191216100   1309    22962 DEFINED NONE   22962
Colgate Palmolive Co           COM           194162103   3935    47898 SOLE    NONE   22394         25504
Colgate Palmolive Co           COM           194162103   1522    18530 DEFINED NONE   18530
Costco Whsl Corp New           COM           22160K105   5304    89648 SOLE    NONE   42740         46908
Costco Whsl Corp New           COM           22160K106   2174    36738 DEFINED NONE   36738
Diageo P L C                   SPON ADR NEW  25243Q205   6080    87591 SOLE    NONE   41040         46551
Diageo P L C                   SPON ADR NEW  25243Q205   2629    37878 DEFINED NONE   37878
Disney Walt Co                 COM DISNEY    254687106   6282   194781 SOLE    NONE   93025        101756
Disney Walt Co                 COM DISNEY    254687106   2576    79864 DEFINED NONE   79864
DreamWorks Animation SKG Inc   CL A          26153C103   4246   106286 SOLE    NONE   49740         56546
DreamWorks Animation SKG Inc   CL A          26153C103   1767    44226 DEFINED NONE   44226
First Solar Inc                COM           336433107   8722    64414 SOLE    NONE   30259         34155
First Solar Inc                COM           336433107   3615    26697 DEFINED NONE   26697
Fluor Corp New                 COM           343412102   7749   172044 SOLE    NONE   79719         92325
Fluor Corp New                 COM           343412102   3269    72579 DEFINED NONE   72579
FPL Group Inc                  COM           302571104   4479    84794 SOLE    NONE   40114         44680
FPL Group Inc                  COM           302571104   1859    35190 DEFINED NONE   35190
General Mls Inc                COM           370334104   8974   126740 SOLE    NONE   60307         66433
General Mls Inc                COM           370334104   3695    52180 DEFINED NONE   52180
Gilead Sciences Inc            COM           375558103  17830   411978 SOLE    NONE  193509        218469
Gilead Sciences Inc            COM           375558103   7366   170198 DEFINED NONE  170198
Goldman Sachs Group Inc        COM           38141G104   8238    48790 SOLE    NONE   22840         25950
Goldman Sachs Group Inc        COM           38141G104   3396    20113 DEFINED NONE   20113
Google Inc                     CL A          38259P508  16909    27273 SOLE    NONE   12833         14440
Google Inc                     CL A          38259P508   6998    11287 DEFINED NONE   11287
Guess Inc                      COM           401617105   4162    98402 SOLE    NONE   45628         52774
Guess Inc                      COM           401617105   1754    41475 DEFINED NONE   41475
Halliburton Co                 COM           406216101    531    17653 SOLE    NONE    3401         14252
Hess Corp                      COM           42809H107  12181   201343 SOLE    NONE   94586        106757
Hess Corp                      COM           42809H107   5030    83136 DEFINED NONE   83136
Hewlett Packard Co             COM           428236103  26363   511813 SOLE    NONE  240755        271058
Hewlett Packard Co             COM           428236103  10933   212241 DEFINED NONE  212241
Honeywell Intl Inc             COM           438516106  11478   292810 SOLE    NONE  137773        155037
Honeywell Intl Inc             COM           438516106   4773   121765 DEFINED NONE  121765
IntercontinentalExchange Inc   COM           45865V100   6164    54886 SOLE    NONE   26171         28715
IntercontinentalExchange Inc   COM           45865V100   2532    22551 DEFINED NONE   22551
Joy Global Inc                 COM           481165108    458     8877 SOLE    NONE    8877
Joy Global Inc                 COM           481165108    458     8877 DEFINED NONE    8877
MasterCard Inc                 CL A          57636Q104   4681    18285 SOLE    NONE    8675          9610
MasterCard Inc                 CL A          57636Q104   1961     7662 DEFINED NONE    7662
Monsanto Co New                COM           61166W101  14809   181149 SOLE    NONE   85189         95960
Monsanto Co New                COM           61166W101   6140    75104 DEFINED NONE   75104
Myriad Genetics Inc            COM           62855J104   7720   295898 SOLE    NONE  138986        156912
Myriad Genetics Inc            COM           62855J104   3245   124365 DEFINED NONE  124365
Nike Inc                       CL B          654106103   6881   104144 SOLE    NONE   49499         54645
Nike Inc                       CL B          654106103   2872    43470 DEFINED NONE   43470
Nordstrom Inc                  COM           655664100   5092   135485 SOLE    NONE   62489         72996
Nordstrom Inc                  COM           655664100   2136    56849 DEFINED NONE   56849
NuVasive Inc                   COM           670704105   3526   110269 SOLE    NONE   51038         59231
NuVasive Inc                   COM           670704105   1484    46395 DEFINED NONE   46395
Oracle Corp                    COM           68389X105  12433   506659 SOLE    NONE  237313        269346
Oracle Corp                    COM           68389X105   5129   208995 DEFINED NONE  208995
Petrohawk Energy Corp          COM           716495106  13979   582683 SOLE    NONE  273218        309465
Petrohawk Energy Corp          COM           716495106   5817   242468 DEFINED NONE  242468
Philip Morris Intl Inc         COM           718172109  11553   239739 SOLE    NONE  112454        127285
Philip Morris Intl Inc         COM           718172109   4997   103687 DEFINED NONE  103687
Polo Ralph Lauren Corp         CL A          731572103   3181    39277 SOLE    NONE   18690         20587
Polo Ralph Lauren Corp         CL A          731572103   1347    16637 DEFINED NONE   16637
Qualcomm Inc                   COM           747525103  18915   408890 SOLE    NONE  192694        216195
Qualcomm Inc                   COM           747525103   7862   169953 DEFINED NONE  169953
Schlumberger Ltd               COM           806857108   9307   142989 SOLE    NONE   71028         71961
Schlumberger Ltd               COM           806857108   4204    64584 DEFINED NONE   64584
St Jude Med Inc                COM           790849103   7532   204793 SOLE    NONE   97218        107575
St Jude Med Inc                COM           790849103   3139    85335 DEFINED NONE   85335
Target Corp                    COM           87612E106   6656   137601 SOLE    NONE   65481         72120
Target Corp                    COM           87612E106   2728    56399 DEFINED NONE   56399
Terex Corp New                 COM           880779103   6354   320762 SOLE    NONE  150723        170039
Terex Corp New                 COM           880779103   2644   133486 DEFINED NONE  133486
Teva Pharmaceutical Inds Ltd   ADR           881624209  17622   313671 SOLE    NONE  147435        166236
Teva Pharmaceutical Inds Ltd   ADR           881624209   7325   130391 DEFINED NONE  130391
Textron Inc                    COM           883203101   6496   345374 SOLE    NONE  160588        184786
Textron Inc                    COM           883203101   2719   144549 DEFINED NONE  144549
Time Warner Inc                COM NEW       887317303   5130   176051 SOLE    NONE   83121         92930
Time Warner Inc                COM NEW       887317303   2136    73298 DEFINED NONE   73298
Union Pac Corp                 COM           907818108   3571    55881 SOLE    NONE   26539         29342
Union Pac Corp                 COM           907818108   1467    22958 DEFINED NONE   22958
UnitedHealth Group Inc         COM           91324P102   7255   238037 SOLE    NONE  111607        126430
UnitedHealth Group Inc         COM           91324P102   3026    99289 DEFINED NONE   99289
Vanguard Index FDS             STK MRK ETF   922908769    395     7000 SOLE    NONE                  7000
Wellpoint Inc                  COM           94973V107   7128   122282 SOLE    NONE   56803         65479
Wellpoint Inc                  COM           94973V107   3012    51670 DEFINED NONE   51670
Western Un Co                  COM           959802109   6608   350557 SOLE    NONE  164356        186201
Western Un Co                  COM           959802109   2700   143253 DEFINED NONE  143253
XATA Corp                      COM NEW       983882309     34    12017 SOLE    NONE                 12017

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